FIRST INVESTORS SERIES FUND II, INC.
                              Growth & Income Fund
                            Mid-cap Opportunity Fund
                              Utilities Income Fund
                           FIRST INVESTORS SERIES FUND
                                 Blue Chip Fund
                             Special Situations Fund
                                Total Return Fund
                        FIRST INVESTORS GLOBAL FUND, INC.
                         SUPPLEMENT DATED AUGUST 9, 1999
               TO STATEMENT OF ADDITIONAL INFORMATION DATED FEBRUARY 19, 1999

The following should be added after the seventh full paragraph under the section "To Open a Retirement Account" on page 2 of the Shareholder Manual dated April 22, 1999:

    Currently, there are no annual service fees chargeable to a participant in connection with an IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. Each Fund currently pays the annual $10.00 custodian fee for each IRA account maintained with such Fund. This policy may be changed at any time by a Fund on 45 days' written notice to the holder of any IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. First Financial Savings has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA.



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                      FIRST INVESTORS SERIES FUND II, INC.
                       FIrst Investors Focused Equity Fund
                         SUPPLEMENT DATED AUGUST 9, 1999
                 TO STATEMENT OF ADDITIONAL INFORMATION DATED MARCH 8, 1999

The following should be added after the seventh full paragraph under the section "To Open a Retirement Account" on page 2 of the Shareholder Manual dated April 22, 1999:

    Currently, there are no annual service fees chargeable to a participant in connection with an IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. Each Fund currently pays the annual $10.00 custodian fee for each IRA account maintained with such Fund. This policy may be changed at any time by a Fund on 45 days' written notice to the holder of any IRA, SEP-IRA, SARSEP-IRA or SIMPLE-IRA. First Financial Savings has reserved the right to waive its fees at any time or to change the fees on 45 days' prior written notice to the holder of any IRA.